Mortgage Note Payable (Schedule of Aggregate Future Principal Payments on Mortgage Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Debt Instrument [Line Items]
July 1, 2012 - December 31, 2012	$ 0
2013	74
2014	189
2015	13,767
2016	11,760
Thereafter	9,970
Fair Value, Inputs, Level 3 [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Debt Instrument [Line Items]
Outstanding Loan Amount	$ 35,760